UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sylva S. Hsieh
Title:  Assistant Compliance Officer
Phone:  646-483-0473


Signature, Place and Date of Signing:

 /s/ Sylva S. Hsieh              New York, New York           February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      90

Form 13F Information Table Value Total:   $ 4,194,457
                                           (thousands)


List of Other Included Managers:  None

                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                          December 31, 2006



COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE    SHARED  NONE
ADVANCED MEDICAL OPTICS INC   COM              00763M108    87,328    2,480,899   SH         Sole     None   2,480,899    0       0
ALCATEL-LUCENT                SPONSORED ADR    013904305     3,790      266,525   SH         Sole     None     266,525    0       0
ALCON INC                     COM SHS          H01301102    53,190      475,889   SH         Sole     None     475,889    0       0
ALLTEL CORP                   COM SHS          020039103     2,121       35,072   SH         Sole     None      35,072    0       0
AMERICA MOVIL S A DE C V      SPON ADR L SHS   02364W105     5,426      120,000       CALL   Sole     None     120,000    0       0
AMERICA MOVIL S A DE C V      SPON ADR L SHS   02364W105   210,336    4,651,400       PUT    Sole     None   4,651,400    0       0
AMERICA MOVIL S A DE C V      SPON ADR L SHS   02364W105   144,824    3,202,662   SH         Sole     None   3,202,662    0       0
AMERICAN COMMERCIAL LINES     COM NEW          025195207     9,892      151,000       CALL   Sole     None     151,000    0       0
AMERICAN COMMERCIAL LINES     COM NEW          025195207   103,763    1,583,922   SH         Sole     None   1,583,922    0       0
AMERICAN TOWER CORP           CL A             029912201    35,642      956,060   SH         Sole     None     956,060    0       0
APPLE COMPUTER INC            COM              037833100   255,133    3,007,223   SH         Sole     None   3,007,223    0       0
BANKRATE INC                  COM              06646V108     1,040       27,402   SH         Sole     None      27,402    0       0
CANADIAN NAT RES LTD          COM              136385101    71,233    1,338,203   SH         Sole     None   1,338,203    0       0
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW         G20045202     3,964       56,622   SH         Sole     None      56,622    0       0
CHARTER COMMUNICATIONS INC D  CL A             16117M107     1,317      430,455   SH         Sole     None     430,455    0       0
CHIPOTLE MEXICAN GRILL INC    CL A             169656105    10,984      192,700   SH         Sole     None     192,700    0       0
CIENA CORP                    COM NEW          171779309     7,874      284,170   SH         Sole     None     284,170    0       0
COGENT COMM GROUP INC         COM NEW          19239V302    21,774    1,342,418   SH         Sole     None   1,342,418    0       0
COMMSCOPE INC                 COM              203372107     4,036      132,426   SH         Sole     None     132,426    0       0
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR    204412209     2,958       99,465   SH         Sole     None      99,465    0       0
CORNING INC                   COM              219350105    98,898    5,285,826   SH         Sole     None   5,285,826    0       0
COUNTRYWIDE FINANCIAL CORP    COM              222372104   132,233    3,115,022   SH         Sole     None   3,115,022    0       0
DELTA FINANCIAL CORP          COM              247918105     8,116      801,226   SH         Sole     None     801,226    0       0
DESARROLLADORA HOMEX S A DE   SPONSORED ADR    25030W100    62,093    1,051,169   SH         Sole     None   1,051,169    0       0
DIGITAL RLTY TR INC           COM              253868103    62,392    1,822,734   SH         Sole     None   1,822,734    0       0
EBAY INC                      COM              278642103    22,008      731,893   SH         Sole     None     731,893    0       0
ECLIPSYS CORP                 COM              278856109    58,199    2,830,667   SH         Sole     None   2,830,667    0       0
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    52,336      788,307   SH         Sole     None     788,307    0       0
GILDAN ACTIVEWEAR INC         COM              375916103     9,153      196,281   SH         Sole     None     196,281    0       0
GMARKET INC                   SPON ADR         38012G100     1,043       43,540   SH         Sole     None      43,540    0       0
GOOGLE INC                    CL A             38259P508   168,911      366,816   SH         Sole     None     366,816    0       0
GRUPO TELEVISA SA DE CV       SP ADR REP ORD   40049J206    52,365    1,938,711   SH         Sole     None   1,938,711    0       0
HILTON HOTELS CORP            COM              432848109     1,818       52,104   SH         Sole     None      52,104    0       0
INTRALASE CORP                COM              461169104    31,180    1,393,217   SH         Sole     None   1,393,217    0       0
INVITROGEN CORP               COM              46185R100    75,848    1,340,315   SH         Sole     None   1,340,315    0       0
IRIDEX CORP                   COM              462684101     2,335      263,240   SH         Sole     None     263,240    0       0
LAS VEGAS SANDS CORP          COM              517834107     6,156       68,800       CALL   Sole     None      68,800    0       0
LAS VEGAS SANDS CORP          COM              517834107     4,556       50,913   SH         Sole     None      50,913    0       0
LCA-VISION INC                COM PAR $.001    501803308    53,839    1,566,905   SH         Sole     None   1,566,905    0       0
LOOPNET INC                   COM              543524300     3,938      262,877   SH         Sole     None     262,877    0       0
LOWES COS INC                 COM              548661107    10,809      346,999   SH         Sole     None     346,999    0       0
MARVEL ENTERTAINMENT INC      COM              57383T103     3,217      119,531   SH         Sole     None     119,531    0       0
MCAFEE INC                    COM              579064106     1,897       66,848   SH         Sole     None      66,848    0       0
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105       569       70,732   SH         Sole     None      70,732    0       0
MEMC ELECTR MATLS INC         COM              552715104     3,747       95,744   SH         Sole     None      95,744    0       0
MILLICOM INTL CELLULAR S A    SHS NEW          L6388F110     9,554      155,000       CALL   Sole     None     155,000    0       0
MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109     8,024      159,870   SH         Sole     None     159,870    0       0
MONSANTO CO NEW               COM              61166W101    10,584      201,476   SH         Sole     None     201,476    0       0
MONSANTO CO NEW               COM              61166W101    22,619      430,600       PUT    Sole     None     430,600    0       0
MONSTER WORLDWIDE INC         COM              611742107    17,634      378,098   SH         Sole     None     378,098    0       0
NASDAQ 100 TR                 UNIT SER 1       631100104     6,906      160,000       PUT    Sole     None     160,000    0       0
NAVISITE INC                  COM NEW          63935M208     5,227      749,939   SH         Sole     None     749,939    0       0
NII HLDGS INC                 CL B NEW         62913F201    50,903      789,926   SH         Sole     None     789,926    0       0
NORTEL NETWORKS CORP NEW      COM NEW          656568508     4,525      169,303   SH         Sole     None     169,303    0       0
NTELOS HLDGS CORP             COM              67020Q107    12,594      704,385   SH         Sole     None     704,385    0       0
NTL INC DEL                   COM              62941W101   106,658    4,225,753   SH         Sole     None   4,225,753    0       0
NUTRI SYS INC NEW             COM              67069D108    12,618      199,054   SH         Sole     None     199,054    0       0
NVR INC                       COM              62944T105    83,366      129,250   SH         Sole     None     129,250    0       0
NYSE GROUP INC                COM              62949W103   134,788    1,386,706   SH         Sole     None   1,386,706    0       0
OMNICARE INC                  COM              681904108    26,052      674,400       CALL   Sole     None     674,400    0       0
PACCAR INC                    COM              693718108     3,894       60,000       PUT    Sole     None      60,000    0       0
PETSMART INC                  COM              716768106    23,967      830,461   SH         Sole     None     830,461    0       0
PF CHANG'S CHINA BISTRO INC   COM              69333Y108     5,490      143,047   SH         Sole     None     143,047    0       0
PGT INC                       COM              69336V101     7,961      629,300   SH         Sole     None     629,300    0       0
PHARMANET DEV GROUP INC       COM              717148100    16,671      755,351   SH         Sole     None     755,351    0       0
QUALCOMM INC                  COM              747525103   139,950    3,703,352   SH         Sole     None   3,703,352    0       0
RACKABLE SYS INC              COM              750077109     2,807       90,649   SH         Sole     None      90,649    0       0
REDWOOD TR INC                COM              758075402    19,656      338,434   SH         Sole     None     338,434    0       0
RESEARCH IN MOTION LTD        COM              760975102   243,050    1,902,100       CALL   Sole     None   1,902,100    0       0
RESEARCH IN MOTION LTD        COM              760975102   363,074    2,841,399   SH         Sole     None   2,841,399    0       0
ROSS STORES INC               COM              778296103    23,795      812,114   SH         Sole     None     812,114    0       0
RURAL CELLULAR CORP           CL A             781904107     1,002       76,276   SH         Sole     None      76,276    0       0
RYLAND GROUP INC              COM              783764103   156,487    2,865,004   SH         Sole     None   2,865,004    0       0
SBA COMMUNICATIONS CORP       COM              78388J106    32,856    1,194,772   SH         Sole     None   1,194,772    0       0
SCIENTIFIC GAMES CORP         CL A             80874P109    21,723      718,606   SH         Sole     None     718,606    0       0
SEAGATE TECHNOLOGY            SHS              G7945J104   104,633    3,948,425   SH         Sole     None   3,948,425    0       0
SIRIUS SATELLITE RADIO INC    COM              82966U103    30,090    8,500,000       PUT    Sole     None   8,500,000    0       0
SOTHEBYS                      COM              835898107    11,322      365,000       CALL   Sole     None     365,000    0       0
SPDR TR                       UNIT SER 1       78462F103    49,978      352,900       PUT    Sole     None     352,900    0       0
STANDARD PAC CORP NEW         COM              85375C101   105,873    3,951,959   SH         Sole     None   3,951,959    0       0
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW     900111204    24,623    1,840,305   SH         Sole     None   1,840,305    0       0
UBS AG                        SHS NEW          H89231338    83,748    1,388,172   SH         Sole     None   1,388,172    0       0
UNITEDHEALTH GROUP INC        COM              91324P102    31,832      592,452   SH         Sole     None     592,452    0       0
US LEC CORP                   CL A             90331S109    22,237    2,388,557   SH         Sole     None   2,388,557    0       0
WAL MART STORES INC           COM              931142103    24,546      531,526   SH         Sole     None     531,526    0       0
WELLPOINT INC                 COM              94973V107     5,902       75,000   SH         Sole     None      75,000    0       0
WILLIAMS SONOMA INC           COM              969904101    15,703      499,466   SH         Sole     None     499,466    0       0
WORLD FUEL SVCS CORP          COM              981475106     8,659      194,754   SH         Sole     None     194,754    0       0
YAHOO INC                     COM              984332106    19,771      774,100       CALL   Sole     None     774,100    0       0
YAHOO INC                     COM              984332106   116,822    4,574,066   SH         Sole     None   4,574,066    0       0


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